ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018

Balance, beginning of year	$158,914	$188,228	$205,201
Change in obligation	(18,517)	(29,314)	(16,973)
Accretion expense	—	—	—
Balance, end of year	$140,397	$158,914	$188,228